Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 302,117		¥ 224,618
Payable for advertisement	254,872		122,211
Balance of users' virtual accounts	112,488		92,228
Other tax payables	99,964		61,529
Accrued professional services and rental fee	38,415		23,041
VAT payable	9,208		10,040
Others	29,646		37,666
Total	¥ 846,710	$ 123,148	¥ 571,333